CONVERTIBLE NOTES PAYABLE (Narrative) (Details)	6 Months Ended
Sep. 30, 2015 USD ($) mo yr $ / shares shares
Convertible Notes Payable 1	$ 50,000
Convertible Notes Payable 2 | $ / shares	$ 0.07
Convertible Notes Payable 3	8.00%
Convertible Notes Payable 4	1
Convertible Notes Payable 5 | shares	714,286
Convertible Notes Payable 6 | $ / shares	$ 0.10
Convertible Notes Payable 7	$ 50,000
Convertible Notes Payable 8	1
Convertible Notes Payable 9	$ 12,500
Convertible Notes Payable 10	$ 25,000
Convertible Notes Payable 11 | $ / shares	$ 0.07
Convertible Notes Payable 12	8.00%
Convertible Notes Payable 13 | yr	1
Convertible Notes Payable 14 | shares	357,143
Convertible Notes Payable 15 | $ / shares	$ 0.10
Convertible Notes Payable 16	$ 25,000
Convertible Notes Payable 17	1
Convertible Notes Payable 18	$ 6,250
Convertible Notes Payable 19	$ 25,000
Convertible Notes Payable 20 | $ / shares	$ 0.07
Convertible Notes Payable 21	8.00%
Convertible Notes Payable 22 | yr	1
Convertible Notes Payable 23 | shares	357,143
Convertible Notes Payable 24 | $ / shares	$ 0.10
Convertible Notes Payable 25	$ 25,000
Convertible Notes Payable 26	1
Convertible Notes Payable 27	$ 6,250
Convertible Notes Payable 28	$ 25,000
Convertible Notes Payable 29 | $ / shares	$ 0.07
Convertible Notes Payable 30	8.00%
Convertible Notes Payable 31 | yr	1
Convertible Notes Payable 32 | shares	357,143
Convertible Notes Payable 33 | $ / shares	$ 0.10
Convertible Notes Payable 34	$ 25,000
Convertible Notes Payable 35	1
Convertible Notes Payable 36	$ 6,250
Convertible Notes Payable 37	$ 25,000
Convertible Notes Payable 38 | $ / shares	$ 0.07
Convertible Notes Payable 39	8.00%
Convertible Notes Payable 40 | yr	1
Convertible Notes Payable 41 | shares	357,143
Convertible Notes Payable 42 | $ / shares	$ 0.10
Convertible Notes Payable 43	$ 25,000
Convertible Notes Payable 44	1
Convertible Notes Payable 45	$ 6,250
Convertible Notes Payable 46	$ 25,000
Convertible Notes Payable 47 | $ / shares	$ 0.07
Convertible Notes Payable 48	8.00%
Convertible Notes Payable 49 | yr	1
Convertible Notes Payable 50 | shares	357,143
Convertible Notes Payable 51 | $ / shares	$ 0.10
Convertible Notes Payable 52	$ 25,000
Convertible Notes Payable 53	1
Convertible Notes Payable 54	$ 6,250
Convertible Notes Payable 55	$ 25,000
Convertible Notes Payable 56 | $ / shares	$ 0.07
Convertible Notes Payable 57	8.00%
Convertible Notes Payable 58 | yr	1
Convertible Notes Payable 59 | shares	357,143
Convertible Notes Payable 60 | $ / shares	$ 0.10
Convertible Notes Payable 61	$ 25,000
Convertible Notes Payable 62 | yr	1
Convertible Notes Payable 63	$ 6,250
Convertible Notes Payable 64	$ 75,000
Convertible Notes Payable 65 | $ / shares	$ 0.07
Convertible Notes Payable 66	15.00%
Convertible Notes Payable 67 | mo	7
Convertible Notes Payable 68 | shares	1,600,000
Convertible Notes Payable 69 | $ / shares	$ 0.10
Convertible Notes Payable 70 | shares	500,000
Convertible Notes Payable 71	$ 75,000
Convertible Notes Payable 72 | mo	7
Convertible Notes Payable 73	$ 0